INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian statutory income tax rates	26.72%	26.85%
Tax cuts and jobs act, change in tax rate	$ 33.1
Current period	69.9	$ 53.8
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	2,294.4	2,099.1
Deductible temporary differences for which no deferred tax asset is recognised	$ 125.4	243.5
Deductible temporary differences for which no deferred tax asset is recognised, period	30 years
Accumulated capital losses for which no deferred tax asset is recognised	$ 0.8	0.9
Accumulated other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)	(1.1)	11.6
Current period	$ 0.0	$ 0.6